Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenues	$ 39	$ 46	$ 241	$ 225
Costs and operating expenses:
Cost of goods sold	313	226	874	742
Research and development	3,642	2,748	12,486	10,179
Sales and marketing	164	358	1,220	1,734
General and administrative	1,879	1,821	7,931	6,826
Total costs and operating expenses	5,998	5,153	22,511	19,481
Operating loss	(5,959)	(5,107)	(22,270)	(19,256)
Other income (expense):
Change in fair value of forward purchase agreement put option liability				103
Change in fair value of forward purchase agreement warrant liability	(13)	421	534	411
Change in fair value of forward purchase agreement warrant liability due to extension			(24)	(881)
Loss on offering and change in fair value of private warrant liability	2,005		(494)
Change in fair value of publicly traded warrant liability	(390)	194	111	(330)
Interest expense (related party)		(495)	(1,590)	(816)
Other income (expense), net	6	(11)	(23)	(26)
Total other income (expense), net	1,608	109	(1,486)	(1,539)
Net loss	(4,351)	(4,998)	(23,756)	(20,795)
Induced conversion of Series A Preferred Stock into Class A Common Stock				(1,162)
Deemed dividend on waiver of restriction on Class A Common Stock				(495)
Cumulative preferred dividends	(1,350)	(1,238)	(4,906)	(5,521)
Net loss attributable to common stockholders, basic	(5,701)	(6,236)	(28,662)	(27,973)
Net loss attributable to common stockholders, diluted	$ (5,701)	$ (6,236)	$ (28,662)	$ (27,973)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.08)	$ (0.29)	$ (1.23)	$ (1.49)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.08)	$ (0.29)	$ (1.23)	$ (1.49)
Weighted-average Class A Common Stock and pre-funded warrants outstanding, basic (in Shares)	68,934,960	21,326,609	23,259,598	18,790,448
Weighted-average Class A Common Stock and pre-funded warrants outstanding, diluted (in Shares)	68,934,960	21,326,609	23,259,598	18,790,448
Other comprehensive (loss) income:
Foreign currency translation adjustment	$ (1)	$ 6	$ 3	$ (5)
Other comprehensive (loss) income	(1)	6	3	(5)
Comprehensive loss	$ (4,352)	$ (4,992)	$ (23,753)	$ (20,800)